Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Current:
Federal	$ 0	$ 10,000
State	0	0
Foreign	0	0
Total Current	0	10,000
Deferred:
Federal	0	0
State	0	0
Foreign	0	0
Total Deferred	0	0
Provision for Income Taxes	$ 0	$ (10,000)